Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments

	December 31, 2017	December 31, 2016
Equity-method investments	45	45
Cost-method investments	12	12

Total	57	57

Schedule of Equity-method Investments

Equity-method investments as at December 31, 2017 and December 31, 2016 were as follows:

	December 31, 2017		December 31, 2016
	Carrying value	Ownership percentage	Carrying value	Ownership percentage
ST-Ericsson SA, in liquidation	45	50.0%	45	50.0%

Total	45		45